Note 8 - Investment in Affiliates	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
(8)	Investment in Affiliates

As of December 31, 2012 and 2013, investments in affiliates represent (i) 40% equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. ("Teamhead Automobile") which is a PRC registered company that provides insurance surveyor and loss adjustors services, (ii) 30% equity interest in Jiaxing Baolian Insurance Agency Co., Ltd ("Jiaxing") which is a PRC registered company that distributes property and casualty insurance products and (iii) 20.6% equity interest in Sincere Fame International Limited ("Sincere Fame") which is a BVI company that is a financial services company, primarily engages in the origination and management of small loans made to individuals, loan repackaging transaction, asset management-related services to financial institutions and mortgage agency services to individuals based in Guangzhou, PRC.

During the years ended December 31, 2011, 2012 and 2013, the Group recognized its share of income of affiliates with regard to Teamhead Automobile, Jiaxing and Sincere Fame in the amount of RMB14,246, RMB14,658 and RMB20,621 respectively.

Investment as of December 31, 2012 and 2013 were as follows:

	As of December 31,
	2012	2013
	RMB	RMB
Teamhead Automobile	471	473
Jiaxing	347	192
Sincere Fame	167,802	188,576
Total	168,620	189,241

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2012	2013
	RMB	RMB
Balance sheets
Current assets	970,114	641,314
Non-current assets	243,230	556,067
Current liabilities	721,431	582,734
Non-current liabilities	743	1,057

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Results of operations
Net Revenues	223,089	328,385	365,521
Gross profit	202,755	240,644	295,954
Income from operations	60,571	89,963	139,211
Net profit	49,687	73,869	116,674